Intangible Assets, Net (Superior Living SDN. BHD.)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Superior Living SDN. BHD. [Member]
Intangible Assets, Net

7 – Intangible Assets, Net

Intangible assets, net, consist of the following:

	March 31, 2020	December 31, 2019

Computer software	$33,012	$139,798
Less: accumulated amortization	(26,326)	(132,206)
Total	$6,686	$7,592

Amortization expense for the three months ended March 31, 2020 and 2019 amounted to $494 and $1,621, respectively.

7 -	INTANGIBLE ASSETS, NET

Intangible assets, net, consist of the following:

	December 31, 2019	December 31, 2018

Computer software	$139,798	$135,916
Less: accumulated depreciation and amortization	(132,206)	(124,889)
Total	$7,592	$11,027

Amortization expense for the years ended December 31, 2019 and 2018 amounted to $6,077 and $5,709, respectively.